Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Net income attributable to bank shareholders	$1,862	$1,026	$3,152	$1,159
Dividends on preferred shares and distributions on other equity instruments	(143)	(127)	(183)	(165)
Net income available to common shareholders	$1,719	$899	$2,969	$994
Weighted-average number of common shares outstanding (in thousands)	728,348	711,624	726,024	701,273
Basic earnings per common share (Canadian $)	$2.36	$1.27	$4.09	$1.42
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Net income available to common shareholders adjusted for impact of dilutive instruments	$1,719	$899	$2,969	$994
Weighted-average number of common shares outstanding (in thousands)	728,348	711,624	726,024	701,273
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,691	4,512	3,707	4,638
Common shares potentially repurchased	(3,760)	(3,324)	(2,824)	(3,338)
Weighted-average number of diluted common shares outstanding (in thousands)	729,279	712,812	726,907	702,573
Diluted earnings per common share (Canadian $)	$2.36	$1.26	$4.08	$1.42

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 2,198,642 and 3,140,711 with a weighted-average exercise price of $132.66 and $131.39, respectively, for the three and six months ended April 30, 2024 (2,351,072 and 2,131,821 with a weighted-average exercise price of $135.67 and $136.96, respectively, for the three and six months ended April 30, 2023) as the average share price for the period did not exceed the exercise price.

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).